Shareholders' Equity (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based Compensation
Stock-based compensation expense	$ 47,101,000	$ 19,358,000	$ 16,607,000
Alibaba
Stock-based Compensation
Stock-based compensation expense	27,100,000
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	6,234,000	3,154,000	3,346,000
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	8,643,000	3,729,000	3,155,000
Product development
Stock-based Compensation
Stock-based compensation expense	11,418,000	3,776,000	3,082,000
General and administrative
Stock-based Compensation
Stock-based compensation expense	20,806,000	8,699,000	7,024,000
Weibo Corporation
Stock-based Compensation
Stock-based compensation expense	31,242,000	1,837,000	1,002,000
Amortization period	4 years
Stock compensation expenses related to the grants	4,100,000	1,800,000	1,000,000
Weibo Corporation | Alibaba
Stock-based Compensation
Stock-based compensation expense	27,100,000
Weibo Corporation | Costs of revenues
Stock-based Compensation
Stock-based compensation expense	4,253,000	201,000	125,000
Weibo Corporation | Sales and marketing
Stock-based Compensation
Stock-based compensation expense	6,150,000	330,000	182,000
Weibo Corporation | Product development
Stock-based Compensation
Stock-based compensation expense	9,209,000	638,000	467,000
Weibo Corporation | General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 11,630,000	$ 668,000	$ 228,000